SCHEDULE OF FAIR VALUE ON RECURRING BASIC ASSETS AND LIABILITIES (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability	$ 5,113
Short-term marketable securities		872
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability
Short-term marketable securities		872
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability
Short-term marketable securities
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability	$ 5,113
Short-term marketable securities